PRIVATE PLACEMENT (Details Textual) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.35	$ 1.35
Private Placement [Member] | GP Investments Acquisition Corp [Member]
Private Placement [Line Items]
Shares, Issued	6,062,500	6,062,500
Shares Issued, Price Per Share	$ 1.00	$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 11.50